Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Valuation Allowance [Line Items]
Adjusted gross deferred tax assets	$ 1,108	$ 1,010	$ 828	$ 596
Total deferred tax liabilities	(197)	(340)	(367)	(498)
Net deferred tax asset (excluding nonadmitted)	911	670	461	98
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			24
Change in net deferred income tax	241	209	387
Change [Member]
Valuation Allowance [Line Items]
Adjusted gross deferred tax assets	98	182	232
Total deferred tax liabilities	143	27	131
Net deferred tax asset (excluding nonadmitted)	$ 241	$ 209	$ 363